Exhibit 99.1

World Omni Auto Receivables Trust 2019-A

Monthly Servicer Certificate

July 31, 2020

Dates Covered
Collections Period	07/01/20 - 07/31/20
Interest Accrual Period	07/15/20 - 08/16/20
30/360 Days	30
Actual/360 Days	33
Distribution Date	08/17/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/20	555,734,261.20	30,456
Yield Supplement Overcollateralization Amount 06/30/20	28,034,458.79	0
Receivables Balance 06/30/20	583,768,719.99	30,456
Principal Payments	22,788,715.19	1,132
Defaulted Receivables	1,055,614.81	53
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/20	26,451,697.11	0
Pool Balance at 07/31/20	533,472,692.88	29,271

Pool Statistics	$ Amount	# of Accounts
Pool Factor	50.41%
Prepayment ABS Speed	1.46%
Aggregate Starting Principal Balance	1,110,735,192.75	47,003

Delinquent Receivables:
Past Due 31-60 days	3,679,201.57	168
Past Due 61-90 days	952,289.99	45
Past Due 91-120 days	693,330.74	26
Past Due 121+ days	0.00	0
Total	5,324,822.30	239

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.95%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.29%
Delinquency Trigger Occurred	NO

Recoveries	736,923.51
Aggregate Net Losses/(Gains) - July 2020	318,691.30
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.66%
Prior Net Losses Ratio	0.38%
Second Prior Net Losses Ratio	1.05%
Third Prior Net Losses Ratio	1.82%
Four Month Average	0.98%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.75%

Overcollateralization Target Amount	6,134,935.97
Actual Overcollateralization	6,134,935.97
Weighted Average APR	3.88%
Weighted Average APR, Yield Adjusted	6.51%
Weighted Average Remaining Term	48.14

Flow of Funds	$ Amount
Collections	30,518,936.89
Investment Earnings on Cash Accounts	509.06
Servicing Fee(1)	(486,473.93)
Transfer to Collection Account	-
Available Funds	30,032,972.02

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,284,543.68
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,700.83
(5) Noteholders' Second Priority Principal Distributable Amount	300,624.32
(6) Class C Interest	45,931.50
(7) Noteholders' Third Priority Principal Distributable Amount	15,570,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,134,935.97
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,678,235.72
(12) Collection Account Redeposits	4,932,000.00

Total Distributions of Available Funds	30,032,972.02
Servicing Fee	486,473.93
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	988,950,000.00
Original Class B	31,150,000.00
Original Class C	15,570,000.00

Total Class A, B, & C
Note Balance @ 07/15/20	549,343,317.20
Principal Paid	22,005,560.29
Note Balance @ 08/17/20	527,337,756.91

Class A-1
Note Balance @ 07/15/20	0.00
Principal Paid	0.00
Note Balance @ 08/17/20	0.00
Note Factor @ 08/17/20	0.0000000%

Class A-2
Note Balance @ 07/15/20	72,673,317.20
Principal Paid	22,005,560.29
Note Balance @ 08/17/20	50,667,756.91
Note Factor @ 08/17/20	14.5597003%

Class A-3
Note Balance @ 07/15/20	347,000,000.00
Principal Paid	0.00
Note Balance @ 08/17/20	347,000,000.00
Note Factor @ 08/17/20	100.0000000%

Class A-4
Note Balance @ 07/15/20	82,950,000.00
Principal Paid	0.00
Note Balance @ 08/17/20	82,950,000.00
Note Factor @ 08/17/20	100.0000000%

Class B
Note Balance @ 07/15/20	31,150,000.00
Principal Paid	0.00
Note Balance @ 08/17/20	31,150,000.00
Note Factor @ 08/17/20	100.0000000%

Class C
Note Balance @ 07/15/20	15,570,000.00
Principal Paid	0.00
Note Balance @ 08/17/20	15,570,000.00
Note Factor @ 08/17/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,417,176.01
Total Principal Paid	22,005,560.29
Total Paid	23,422,736.30

Class A-1
Coupon	2.72616%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	3.02000%
Interest Paid	182,894.51
Principal Paid	22,005,560.29
Total Paid to A-2 Holders	22,188,454.80

Class A-3
Coupon	3.04000%
Interest Paid	879,066.67
Principal Paid	0.00
Total Paid to A-3 Holders	879,066.67

Class A-4
Coupon	3.22000%
Interest Paid	222,582.50
Principal Paid	0.00
Total Paid to A-4 Holders	222,582.50

Class B
Coupon	3.34000%
Interest Paid	86,700.83
Principal Paid	0.00
Total Paid to B Holders	86,700.83

Class C
Coupon	3.54000%
Interest Paid	45,931.50
Principal Paid	0.00
Total Paid to C Holders	45,931.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.3683664
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	21.2476564
Total Distribution Amount	22.6160228

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.5255589
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	63.2343686
Total A-2 Distribution Amount	63.7599275

A-3 Interest Distribution Amount	2.5333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.5333333

A-4 Interest Distribution Amount	2.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.6833333

B Interest Distribution Amount	2.7833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.7833332

C Interest Distribution Amount	2.9500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.9500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	13.66
Noteholders' Third Priority Principal Distributable Amount	707.55
Noteholders' Principal Distributable Amount	278.79

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/20	2,595,670.49
Investment Earnings	159.22
Investment Earnings Paid	(159.22)
Deposit/(Withdrawal)	-
Balance as of 08/17/20	2,595,670.49
Change	-

Required Reserve Amount	2,595,670.49

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$7,436,747.20	$13,913,551.13	$19,668,765.39
Number of Extensions	304	559	792
Ratio of extensions to Beginning of Period Receivables Balance	1.27%	2.29%	3.12%

(1)  The Servicing Fee may include the payment of previously Unpaid Servicing Fee,  in whole or in part, at the discretion of the Servicer.

      Such amounts have priority prior to the application of Available Funds.